Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Notes To Financial Statements [Abstract]
Property and Equipment

Property and equipment consists of the following:

	September 30,	December 31,
	2017	2016

Machines and equipment	$240,295	$240,295
Office and computer equipment	156,860	156,860
Devices	82,204	82,204
Software	34,528	34,528
Furniture and fixtures	16,019	16,019
Other assets	2,259	2,259
Total	532,165	532,165
Accumulated depreciation	(472,770)	(455,227)
Net property and equipment	$59,395	$76,938

Depreciation expense was $5,465 and $1,554 for the three months ended September 30, 2017 and 2016, respectively and $17,543 and $3,227 for the nine months ended September 30, 2017 and 2016, respectively.

Property and equipment consists of the following at December 31, 2016 and 2015:

	2016	2015

Machines and equipment	$240,295	$240,295
Office and computer equipment	156,860	166,398
Devices	82,204	—
Software	34,528	34,528
Furniture and fixtures	16,019	20,380
Other assets	2,259	2,259
Total	532,165	463,860
Accumulated depreciation	(455,227)	(459,632)
Net property and equipment	$76,938	$4,228

Depreciation expense was $19,858 and $3,612 for the years ended December 31, 2016 and 2015, respectively. The depreciation policies followed by the Company are described in Note 2.